ORGANIZATION AND BASIS OF PRESENTATION - Additional Information (Details)	6 Months Ended
Jun. 30, 2023
Voting rights proxy agreement
ORGANIZATION AND BASIS OF PRESENTATION
Agreement term	20 years
Technology consultation and service agreement
ORGANIZATION AND BASIS OF PRESENTATION
Agreement term	20 years